ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of China Kanghui Holdings (the “Company”) and its subsidiaries (“subsidiaries”), including Changzhou Kanghui Medical Innovation Co., Ltd. (“Changzhou Kanghui”), Beijing Libeier Biology Engineering Research Institute Co., Ltd. (“Beijing Libeier”), Shanghai Zhikang Medical Devices Co., Ltd. (“Shanghai Zhikang”), Beijing Wei Rui Li Medical Device Co., Ltd. (“Wei Rui Li”) and TGM Medical Inc. (“TGM”). The Company and its subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the development, manufacture and sale of implants and instruments for trauma, spine, cranial maxillofacial and craniocerebral. The Group develops and operates its business through its subsidiaries. Details of the Company’s subsidiaries as of December 31, 2011 are as follows:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities
Changzhou Kanghui	August 25, 1997	the People’s Republic of China (“PRC”)	100%	Development, manufacture and sale of implants and instruments for trauma, spine, cranial maxillofacial and craniocerebral

Beijing Libeier	July 15, 1996 (Acquired on July 31, 2008)	PRC	100%	Development, manufacture and sale of implants and instruments for trauma, spine, cranial maxillofacial and craniocerebral

Shanghai Zhikang	July 31, 2009	PRC	100%	Dormant

Wei Rui Li	July 24, 2001 (Acquired on March 23, 2011, note 4)	PRC	60%	Development, manufacture and sale of implants and instruments for knee joint prosthesis, titanium alloy and cobalt alloy hip joint prosthesis

TGM	Jan 31, 2011	United States	100%	Pre-operating